UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05723

Name of Fund: BlackRock Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Emerging Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina – 0.8%
Tenaris SA - ADR	89,142	$3,750,204

Brazil – 16.9%
Banco do Brasil SA	187,675	2,299,581
BM&FBovespa SA	1,044,158	7,309,394
BR Malls Participacoes SA	426,024	5,515,303
BRF - Brasil Foods SA	205,105	4,505,131
Cia de Concessoes Rodoviarias	810,712	8,366,250
Embraer SA	328,279	2,711,823
Gerdau SA, Preference Shares	547,710	4,805,029
Itau Unibanco Holdings SA - ADR	830,613	14,311,462
Localiza Rent a Car SA	244,878	4,500,733
Mills Estruturas e Servicos de Engenharia SA	331,736	5,580,715
Natura Cosmeticos SA	197,023	5,313,046
Tim Participacoes SA - ADR	216,575	4,764,650
Vale SA	436,662	8,828,188

		78,811,305

Chile – 1.8%
Empresa Nacional de Telecomunicaciones SA	223,087	4,834,735
SACI Falabella	297,016	3,451,952

		8,286,687

China – 12.3%
Anhui Conch Cement Co. Ltd. Class H	1,165,000	4,574,012
Bank of China Ltd., Class H	22,623,200	11,146,782
China Mobile Ltd.	830,166	9,077,203
China Shenhua Energy Co. Ltd., Class H	1,298,954	5,585,655
CNOOC Ltd.	2,869,000	5,904,070
CNOOC Ltd. - ADR	20,558	4,221,174
Jiangxi Copper Co. Ltd., Class H	2,087,455	5,667,322
Tencent Holdings Ltd.	185,062	6,463,630
Want Want China Holdings Ltd.	3,455,000	4,577,298

		57,217,146

Colombia – 0.7%
Pacific Rubiales Energy Corp.	147,130	3,432,640

Hong Kong – 6.4%
AIA Group Ltd.	1,599,800	6,364,190
China Overseas Land & Investment Ltd.	2,238,000	6,941,183
Haier Electronics Group Co. Ltd.(a)	1,354,000	2,257,392
Kunlun Energy Co. Ltd.	2,914,000	6,056,251
Sands China Ltd.	1,667,600	8,415,339

		30,034,355

Hungary – 1.0%
Mol Hungarian Oil & Gas Plc	54,977	4,733,108

India – 6.7%
Dr Reddy’s Laboratories Ltd. - ADR	158,085	5,681,575
Financial Technologies India Ltd.	163,876	3,453,443
Hindalco Industries Ltd.	1,288,063	2,813,710
ITC Ltd.	1,043,231	6,033,378
Tata Motors Ltd. - ADR	176,064	4,864,648
Titan Industries Ltd.	428,359	2,250,151
Yes Bank Ltd.	604,781	5,939,622

		31,036,527

Indonesia – 3.7%
Bank Mandiri Persero Tbk PT	6,918,000	6,431,445

Indocement Tunggal Prakarsa Tbk PT	2,745,500	6,131,398
Telekomunikasi Indonesia Tbk PT	4,784,584	4,792,028

		17,354,871

Ireland – 0.9%
Dragon Oil Plc	467,424	4,210,780

Italy – 1.3%
Prada SpA	660,000	5,923,103

Kazakhstan – 1.3%
KazMunaiGas Exploration Production JSC - GDR	337,937	6,045,693

Malaysia – 0.9%
Malayan Banking Bhd	1,546,300	4,419,422

Mexico – 6.4%
Alpek SA de CV	1,403,355	3,485,595
Fomento Economico Mexicano SAB de CV - ADR	49,815	5,374,540
Grupo Financiero Banorte SA de CV ‘O’	813,844	5,611,636
Grupo Televisa SA - ADR	248,141	6,950,430
Mexichem SAB de CV	778,276	4,402,310
Wal-Mart de Mexico SA de CV, Series V	1,212,850	3,931,990

		29,756,501

Panama – 1.6%
Copa Holdings SA, Class A	69,447	7,611,391

Peru – 1.4%
Credicorp Ltd.	40,587	6,361,201

Russia – 6.9%
Lukoil OAO - ADR	70,990	4,798,924
Magnit OJSC - GDR	107,680	4,779,898
Mail.ru Group Ltd. - GDR	130,884	4,362,937
Sberbank	514,887	1,857,308
Sberbank - ADR	809,412	11,941,560
Sistema JSFC - GDR	207,615	4,557,025

		32,297,652

South Africa – 2.6%
The Foschini Group Ltd.	356,814	4,670,709
Shoprite Holdings Ltd.	217,632	4,095,355
Standard Bank Group Ltd.	270,585	3,520,458

		12,286,522

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Korea – 8.5%
Celltrion, Inc.	129,611	$3,054,002
Hyundai Motor Co.	22,073	4,156,598
Kia Motors Corp.	67,698	3,215,600
LG Chem Ltd.	9,977	2,791,626
LG Household & Health Care Ltd.	9,811	5,466,320
Samsung Electronics Co. Ltd.	15,892	21,143,257

		39,827,403

Taiwan – 5.6%
Delta Electronics, Inc.	952,000	3,449,110
Hermes Microvision, Inc.	119,903	2,314,894
HON HAI Precision Industry Co. Ltd.	2,015,363	5,770,013
Taiwan Semiconductor Manufacturing Co. Ltd.	613,224	2,101,349
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	700,132	12,420,342

		26,055,708

Thailand – 5.6%
Advanced Info Service PCL	632,000	4,450,704
CP ALL Public Co. Ltd. - NVDR	2,968,800	4,654,617
Kasikornbank Public Co. Ltd. - NVDR	1,035,300	6,893,783
Siam Cement PCL - NVDR	198,400	2,953,882
Siam Commercial Bank Public Co. Ltd. - NVDR	1,207,400	7,250,321

		26,203,307

Turkey – 2.3%
Koza Altin Isletmeleri AS	178,696	4,398,247
Turkiye Garanti Bankasi AS	1,282,084	6,429,330

		10,827,577

United States – 2.4%
Cognizant Technology Solutions Corp., Class A(a)	77,213	6,036,512
First Cash Financial Services, Inc.(a)	99,129	5,284,567

		11,321,079

Total Long-Term Investments (Cost – $377,237,581) – 98.0%		457,804,182

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.10%(b)(c)	6,326,981	6,326,981

Total Short-Term Securities (Cost – $6,326,981) – 1.4%		6,326,981

Total Investments (Cost – $383,564,562*) – 99.4%		464,131,163
Other Assets Less Liabilities – 0.6%		2,771,776

Net Assets – 100.0%		$466,902,939

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$391,348,301

Gross unrealized appreciation	$84,614,949
Gross unrealized depreciation	(11,832,087)

Net unrealized appreciation	$72,782,862

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at January 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,893,760	(6,566,779)	6,326,981	$5,964

(c)	Represents the current yield as of report date.

2	BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	BRL	Brazilian Real
	CP	Colombian Peso
	GDR	Global Depositary Receipts
	HKD	Hong Kong Dollar
	INR	Indian Rupee
	MYR	Malaysian Ringgit
	NVDR	Non-voting Depository Receipts
	PCL	Public Company Limited
	THB	Thai Baht
	USD	US Dollar
	ZAR	South African Rand

•	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,035,923	USD	519,781	Brown Brother Harriman & Co.	2/01/13	$431
INR	562,482	USD	10,554	Brown Brother Harriman & Co.	2/01/13	21
INR	2,136,474	USD	40,085	Brown Brother Harriman & Co.	2/01/13	81
INR	2,372,575	USD	44,515	Brown Brother Harriman & Co.	2/01/13	90
INR	3,091,800	USD	58,010	Brown Brother Harriman & Co.	2/01/13	118
INR	8,903,948	USD	167,060	Brown Brother Harriman & Co.	2/01/13	339
INR	11,921,690	USD	223,680	Brown Brother Harriman & Co.	2/01/13	454
USD	747,779	BRL	1,490,323	Brown Brother Harriman & Co.	2/01/13	(620)
USD	600,268	BRL	1,196,334	Brown Brother Harriman & Co.	2/01/13	(497)
USD	999,766	HKD	7,756,881	Citibank NA	2/01/13	(425)
USD	745,351	INR	39,725,736	Brown Brother Harriman & Co.	2/01/13	(1,513)
USD	233,784	INR	12,460,207	Brown Brother Harriman & Co.	2/01/13	(475)
ZAR	1,680,921	USD	187,526	Citibank NA	2/01/13	392
BRL	166,389	USD	83,613	Brown Brother Harriman & Co.	2/04/13	(57)
HKD	477,901	USD	61,614	Citibank NA	2/04/13	8
THB	16,810,641	USD	564,494	Brown Brother Harriman & Co.	2/04/13	(757)
USD	476,404	MYR	1,481,473	Brown Brother Harriman & Co.	2/04/13	(414)
USD	579,608	THB	17,260,741	Brown Brother Harriman & Co.	2/04/13	778
ZAR	3,349,101	USD	366,082	State Street Global Markets, LLC	2/04/13	8,331
USD	739,744	BRL	1,466,025	Brown Brother Harriman & Co.	2/05/13	3,548
ZAR	5,278,481	USD	583,172	Citibank NA	2/06/13	6,935

Total						$16,768

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock Emerging Markets Fund, Inc.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks:
Argentina	$3,750,204	–	–	$3,750,204
Brazil	78,811,305	–	–	78,811,305
Chile	8,286,687	–	–	8,286,687
China	4,221,174	$52,995,972	–	57,217,146
Colombia	3,432,640	–	–	3,432,640
Hong Kong	–	30,034,355	–	30,034,355
Hungary	–	4,733,108	–	4,733,108
India	13,999,666	17,036,861	–	31,036,527
Indonesia	–	17,354,871	–	17,354,871
Ireland	4,210,780	–	–	4,210,780
Italy	–	5,923,103	–	5,923,103
Kazakhstan	6,045,693	–	–	6,045,693
Malaysia	4,419,422	–	–	4,419,422
Mexico	29,756,501	–	–	29,756,501
Panama	7,611,391	–	–	7,611,391
Peru	6,361,201	–	–	6,361,201
Russia	4,798,924	27,498,728	–	32,297,652
South Africa	–	12,286,522	–	12,286,522
South Korea	–	39,827,403	–	39,827,403
Taiwan	12,420,342	13,635,366	–	26,055,708
Thailand	4,450,704	21,752,603	–	26,203,307
Turkey	–	10,827,577	–	10,827,577
United States	11,321,079	–	–	11,321,079
Short-Term Securities	6,326,981	–	–	6,326,981

Total	$210,224,694	$253,906,469	–	$464,131,163

4	BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock Emerging Markets Fund, Inc.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$21,526	—	$21,526
Liabilities:
Foreign currency exchange contracts	—	(4,758)	—	(4,758)

Total	—	$16,768	—	$16,768

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, foreign currency at value of $4,468,065 is categorized as Level 1 within the disclosure hierarchy.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of July 31, 2012, there were securities with a value of $8,881,079 that were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of January 31, 2013. Therefore, these securities were transferred from Level 2 to Level 1 during the period ended January 31, 2013.

BLACKROCK EMERGING MARKETS FUND, INC.	JANUARY 31, 2013	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Emerging Markets Fund, Inc.

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Emerging Markets Fund, Inc.

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Emerging Markets Fund, Inc.

Date: March 26, 2013